                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March  31, 2003

Check here if Amendment [X]:    Amendment Number: 2

   This Amendment (Check only one.):    [ X ] is a restatement.
                                        [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:   Chieftain Capital Management, Inc.

Address:   12 East  49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. Stern
Title:  Managing Director
Phone:  (212) 421-9760

Signature, Place, and Date of Signing:


        /s/ Thomas D. Stern            New York, New York          May 20, 2003
----------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  11

Form 13F Information Table Value Total:  $2,209,066 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

----------------|---------|-------------|----------|----------------------|-----------|----------|-------------------------
   COLUMN 1     |COLUMN 2 | COLUMN 3    | COLUMN 4 |        COLUMN 5      | COLUMN 6  | COLUMN 7 |        COLUMN 8
   --------     |-------- | --------    | -------- | ----------|-----|----| ----------| -------- |  -----------------------
                |TITLE OF |             |  VALUE   |  SHRS OR  | SH/ |PUT/| INVESTMENT|  OTHER   |     VOTING AUTHORITY
NAME OF ISSUER  | CLASS   |  CUSIP      | (x $1000)|  PRN AMT  | PRN |CALL| DISCRETION| MANAGERS |    SOLE    SHARED   NONE
----------------|---------|-------------|----------|-----------|-----|----|-----------|----------|-----------|-------|-----
IRON MTN INC PA |  COM    | 462846 10 6 |  482,967 | 12,626,601|  SH |    |    SOLE   |          | 12,626,601|       |
----------------|---------|-------------|----------|-----------|-----|----|-----------|----------|-----------|-------|-----
LABORATORY CORP |         |             |          |           |     |    |           |          |           |       |
AMER HOLDINGS   |COM NEW  | 50540R 40 9 |  409,137 | 13,798,898|  SH |    |    SOLE   |          | 13,798,898|       |
----------------|---------|-------------|----------|-----------|-----|----|-----------|----------|-----------|-------|-----
COMCAST CORP    |         |             |          |           |     |    |           |          |           |       |
NEW             |CL A SPL | 20030N 20 0 |  378,619 | 13,772,980|  SH |    |    SOLE   |          | 13,772,980|       |
----------------|---------|-------------|----------|-----------|-----|----|-----------|----------|-----------|-------|-----
ENCANA CORP     |  COM    | 292505 10 4 |  269,820 |  8,338,064|  SH |    |    SOLE   |          |  8,338,064|       |
----------------|---------|-------------|----------|-----------|-----|----|-----------|----------|-----------|-------|-----
SHAW COMMUNI-   |         |             |          |           |     |    |           |          |           |       |
CATIONS INC     | CL B    | 82028K 20 0 |  234,864 | 22,346,760|  SH |    |    SOLE   |          | 22,346,760|       |
----------------|---------|-------------|----------|-----------|-----|----|-----------|----------|-----------|-------|-----
CITIZENS COM-   |         |             |          |           |     |    |           |          |           |       |
MUNICATIONS CO  | COM     | 17453B 10 1 |  158,194 | 15,851,100|  SH |    |    SOLE   |          | 15,851,100|       |
----------------|---------|-------------|----------|-----------|-----|----|-----------|----------|-----------|-------|-----
YANKEE CANDLE   |         |             |          |           |     |    |           |          |           |       |
INC             | COM     | 984757 10 4 |  100,511 |  5,901,969|  SH |    |    SOLE   |          |  5,901,969|       |
----------------|---------|-------------|----------|-----------|-----|----|-----------|----------|-----------|-------|-----
GENERAL DYNAMICS|         |             |          |           |     |    |           |          |           |       |
CORP            | COM     | 369550 10 8 |   90,305 |  1,639,820|  SH |    |    SOLE   |          |  1,639,820|       |
----------------|---------|-------------|----------|-----------|-----|----|-----------|----------|-----------|-------|-----
AUTOZONE INC    | COM     | 053332 10 2 |   67,834 |    987,250|  SH |    |    SOLE   |          |    987,250|       |
----------------|---------|-------------|----------|-----------|-----|----|-----------|----------|-----------|-------|-----
MOHAWK INDS INC | COM     | 608190 10 4 |   13,184 |    275,000|  SH |    |    SOLE   |          |    275,000|       |
----------------|---------|-------------|----------|-----------|-----|----|-----------|----------|-----------|-------|-----
NEWHALL LAND &  |DEPOSIT- |             |          |           |     |    |           |          |           |       |
FARMING CO CA   |ARY REC  | 651426 10 8 |    3,631 |    124,900|  SH |    |    SOLE   |          |    124,900|       |
---------------------------------------------------------------|-----|---------------------------------------|-------|-----